Employee Future Benefits - Fair Value of Plan Assets (Details) - Defined Benefit Pension Plan - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and short-term investments	$ 5	$ 9
Shares	40	85
Mutual funds	90	151
Other	164	101
Assets, amount contributed to fair value of plan assets	$ 472	$ 460
Percentage of allocation. cash and short-term investments	1.10%	2.00%
Percentage of allocation bonds	65.00%
Percentage of allocation. equity investments	8.50%	18.50%
Percentage of allocation. mutual funds	19.10%	32.80%
Percentage of allocation. other	34.60%	21.90%
Entity's shares included in fair value of plan assets	$ 1
Annual annuities pledged by insurance contracts	164
Foreign bond mutual funds
Disclosure of fair value of plan assets [line items]
Mutual funds	6	$ 2
Alternative investments
Disclosure of fair value of plan assets [line items]
Mutual funds	22	21
Insured annuities
Disclosure of fair value of plan assets [line items]
Other	164	94
Derivatives contract, net
Disclosure of fair value of plan assets [line items]
Other		7
LEVEL 1
Disclosure of fair value of plan assets [line items]
Cash and short-term investments	5	9
Assets, amount contributed to fair value of plan assets	144	164
LEVEL 1 | Foreign bond mutual funds
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
LEVEL 1 | Alternative investments
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
LEVEL 1 | Insured annuities
Disclosure of fair value of plan assets [line items]
Other	0	0
LEVEL 1 | Derivatives contract, net
Disclosure of fair value of plan assets [line items]
Other		7
LEVEL 2
Disclosure of fair value of plan assets [line items]
Cash and short-term investments	0	0
Assets, amount contributed to fair value of plan assets	328	296
LEVEL 2 | Foreign bond mutual funds
Disclosure of fair value of plan assets [line items]
Mutual funds	6	2
LEVEL 2 | Alternative investments
Disclosure of fair value of plan assets [line items]
Mutual funds	22	21
LEVEL 2 | Insured annuities
Disclosure of fair value of plan assets [line items]
Other	164	94
LEVEL 2 | Derivatives contract, net
Disclosure of fair value of plan assets [line items]
Other		0
LEVEL 3
Disclosure of fair value of plan assets [line items]
Cash and short-term investments	0	0
Assets, amount contributed to fair value of plan assets	0	0
LEVEL 3 | Foreign bond mutual funds
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
LEVEL 3 | Alternative investments
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
LEVEL 3 | Insured annuities
Disclosure of fair value of plan assets [line items]
Other	0	0
LEVEL 3 | Derivatives contract, net
Disclosure of fair value of plan assets [line items]
Other		0
Canadian
Disclosure of fair value of plan assets [line items]
Bonds	173	114
Shares	$ 34	$ 71
Percentage of allocation bonds	36.70%	24.80%
Canadian | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	$ 8	$ 19
Canadian | LEVEL 1
Disclosure of fair value of plan assets [line items]
Bonds	92	47
Shares	34	71
Canadian | LEVEL 1 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	7	16
Canadian | LEVEL 2
Disclosure of fair value of plan assets [line items]
Bonds	81	67
Shares	0	0
Canadian | LEVEL 2 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	1	3
Canadian | LEVEL 3
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Shares	0	0
Canadian | LEVEL 3 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
Foreign
Disclosure of fair value of plan assets [line items]
Shares	6	14
Foreign | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	54	109
Foreign | LEVEL 1
Disclosure of fair value of plan assets [line items]
Shares	6	14
Foreign | LEVEL 1 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	0	0
Foreign | LEVEL 2
Disclosure of fair value of plan assets [line items]
Shares	0	0
Foreign | LEVEL 2 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	54	109
Foreign | LEVEL 3
Disclosure of fair value of plan assets [line items]
Shares	0	0
Foreign | LEVEL 3 | Other investments
Disclosure of fair value of plan assets [line items]
Mutual funds	$ 0	$ 0